NOTE 3 - ACQUISITION	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
NOTE 3 - ACQUISITION

NOTE 3 - ACQUISITION

On January 18, 2012 the Company completed the acquisition of 100% of the equity of Aviation Fuel International, Inc., a Florida corporation (“AFI”). AFI is a purchaser and reseller of aviation fuel for commercial and private aircraft. The consideration for the acquisition of AFI consisted of 7,400,000 shares of restricted common stock, loan receivable adjusted for $183,500 and a note payable in the amount of $1,000,000. As part of the acquisition, the Company recorded goodwill in the amount of $6,000,410.

		Amount
Accounts receivable acquired		$ 850,000
Goodwill acquired		6,000,410
Less liabilities assumed
Note payable acquired	1,356,300
Accounts payable acquired	536,610
Net liabilities assumed		(1,892,910)
Total Purchase price		$ 4,957,500

The total purchase price was $4,957,500 which was paid by issuance of 7,400,000 shares of common stock, payment adjusted through loan receivable of $183,500 and issuance of note payable of $1,000,000.

Goodwill represents the excess of the purchase price over the fair value of the net identifiable tangible assets acquired. As of December 31, 2012, the Company impaired the total goodwill. Management performed impairment analysis in fourth quarter of 2012 and decided to write off goodwill. Following is a pro-forma unaudited consolidated statement of operations for the year ended December 31, 2012 as though the acquisition of AFI had occurred at the beginning of the period.

For the Year Ended
December 31,
2012

NET SALES	$1,054,826

COST OF SALES	907,083

GROSS MARGIN	147,743

Total Selling, General and
Administrative Expenses	19,037,104

LOSS FROM OPERATIONS	(18,889,361)

Total Other Income (Expenses)	(848,180)

LOSS BEFORE INCOME TAXES	(19,737,541)

INCOME TAX EXPENSE	—

NET LOSS	$(19,737,541)

BASIC AND DILUTED:
Net loss per common share	$(1.76)

Weighted average shares outstanding	11,207,869

On May 10, 2012, the Company along with two partners formed AFI South Africa LLC (“AFI SA”), during the year itself the Company purchased shares of the other partners to become 100% owner of AFI SA. AFI SA was effective as Limited Liability Company under the Act by the filing organization with the office of the Secretary of State of Florida on May 11, 2012. The Company has been organized for the purpose of partnering with Global Aviation for brokering the sale of Fuel for aircraft in South Africa.

On September 2012, the Company issued 2,063,550 shares of Common stock to the partner to purchase there 20% interest in AFI SA. The Company charged to operation the fair value of the shares issued of $5,158,875.